6. EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
PropertyPlant and Equipment
Cost	$ 1,439,402	$ 1,468,182
Accumulated Depreciation	938,495	928,615
Net Book Value	500,907	539,567
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	120,425	122,931
Accumulated Depreciation	90,977	90,900
Net Book Value	29,448	32,031
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	514,359	523,893
Accumulated Depreciation	360,400	353,944
Net Book Value	153,959	169,949
FieldEquipmentMember
PropertyPlant and Equipment
Cost	529,408	540,422
Accumulated Depreciation	279,220	274,694
Net Book Value	250,188	265,728
BuildingMember
PropertyPlant and Equipment
Cost	275,210	280,936
Accumulated Depreciation	207,898	209,077
Net Book Value	$ 67,312	$ 71,859